Leases - Disclosure of Right-Of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	$ 27,636	$ 24,844	$ 27,101	$ 24,029
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	77,363		$ 74,340	69,219
Additions	4,784	4,208
Acquired through business combinations	41	193
ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	(49,727)	(47,239)		$ (45,190)
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	4,424	4,204
Right-of-use assets | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	6,542	5,782
Additions	1,040
Transfers	(233)
Acquired through business combinations	8
Lease terminations	(50)
Impairment losses recognized in earnings	(5)
Right-of-use assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	2,118	1,578
Transfers	(111)
Lease terminations	(25)
Depreciation	676
Right-of-use assets | LAND AND BUILDINGS
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	2,116	1,917
Right-of-use assets | LAND AND BUILDINGS | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	2,933	2,453
Additions	513
Transfers	0
Acquired through business combinations	8
Lease terminations	(38)
Impairment losses recognized in earnings	(3)
Right-of-use assets | LAND AND BUILDINGS | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	817	536
Transfers	0
Lease terminations	(22)
Depreciation	303
Right-of-use assets | NETWORK INFRASTRUCTURE AND EQUIPMENT
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	2,308	2,287
Right-of-use assets | NETWORK INFRASTRUCTURE AND EQUIPMENT | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	3,609	3,329
Additions	527
Transfers	(233)
Acquired through business combinations	0
Lease terminations	(12)
Impairment losses recognized in earnings	(2)
Right-of-use assets | NETWORK INFRASTRUCTURE AND EQUIPMENT | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	1,301	$ 1,042
Transfers	(111)
Lease terminations	(3)
Depreciation	$ 373